Fees and Expenses	Dec. 31, 2025
BNY Mellon Small Cap Multi-Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Small Cap Multi-Strategy Fund	Class M	Investor
Management Fees (as a percentage of Assets)	0.85%	0.85%
Component1 Other Expenses	0.14%	0.14%
Component2 Other Expenses	0.00%	0.25%
Component3 Other Expenses	0.10%	0.10%
Other Expenses (as a percentage of Assets):	0.24%	0.49%
Expenses (as a percentage of Assets)	1.09%	1.34%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Small Cap Multi-Strategy Fund	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74.67% of the average value of its portfolio.

Portfolio Turnover, Rate	74.67%
BNY Mellon International Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon International Fund		Class M	Investor
Management Fees (as a percentage of Assets)		0.85%	0.85%
Component1 Other Expenses		0.14%	0.14%
Component2 Other Expenses		0.00%	0.25%
Component3 Other Expenses		0.09%	0.09%
Other Expenses (as a percentage of Assets):		0.23%	0.48%
Expenses (as a percentage of Assets)		1.08%	1.33%
Fee Waiver or Reimbursement	[1]	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.88%	1.13%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund's average daily net assets until December 31, 2026. On or after December 31, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon International Fund	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	$ 1,299

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 80.17% of the average value of its portfolio.

Portfolio Turnover, Rate	80.17%
BNY Mellon Emerging Markets Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Emerging Markets Fund		Class M	Investor
Management Fees (as a percentage of Assets)		1.15%	1.15%
Component1 Other Expenses		0.14%	0.14%
Component2 Other Expenses		0.00%	0.25%
Component3 Other Expenses	[1]	0.20%	0.20%
Other Expenses (as a percentage of Assets):		0.34%	0.59%
Expenses (as a percentage of Assets)		1.49%	1.74%
Fee Waiver or Reimbursement	[2]	(0.25%)	(0.25%)
Net Expenses (as a percentage of Assets)		1.24%	1.49%
[1]	Includes .01% of interest expense and commitment fees from borrowings.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund's average daily net assets until December 31, 2026. On or after December 31, 2026, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Emerging Markets Fund	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	$ 1,758

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56.48% of the average value of its portfolio.

Portfolio Turnover, Rate	56.48%
BNY Mellon Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Bond Fund	Class M	Investor
Management Fees (as a percentage of Assets)	0.40%	0.40%
Component1 Other Expenses	0.14%	0.14%
Component2 Other Expenses	0.00%	0.25%
Component3 Other Expenses	0.04%	0.04%
Other Expenses (as a percentage of Assets):	0.18%	0.43%
Expenses (as a percentage of Assets)	0.58%	0.83%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Bond Fund	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	$ 726

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58.24% of the average value of its portfolio.

Portfolio Turnover, Rate	58.24%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Class M	Investor
Management Fees (as a percentage of Assets)	0.35%	0.35%
Component1 Other Expenses	0.14%	0.14%
Component2 Other Expenses	0.00%	0.25%
Component3 Other Expenses	0.14%	0.14%
Other Expenses (as a percentage of Assets):	0.28%	0.53%
Expenses (as a percentage of Assets)	0.63%	0.88%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 786

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48.39% of the average value of its portfolio.

Portfolio Turnover, Rate	48.39%
BNY Mellon Asset Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Asset Allocation Fund		Class M	Investor
Management Fees (as a percentage of Assets)	[1]	0.39%	0.39%
Component1 Other Expenses		0.07%	0.07%
Component2 Other Expenses		0.00%	0.25%
Component3 Other Expenses		0.07%	0.07%
Other Expenses (as a percentage of Assets):		0.14%	0.39%
Acquired Fund Fees and Expenses		0.37%	0.37%
Expenses (as a percentage of Assets)		0.90%	1.15%
Fee Waiver or Reimbursement		(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.87%	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination		December 31, 2026	December 31, 2026
[1]	The fund has agreed to pay an investment advisory fee at the rate of .65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of .40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of .15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.
+ "Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies (underlying funds). These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
ˆ The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until December 31, 2026, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expenses of the underlying funds, but excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87%. On or after December 31, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Asset Allocation Fund	Class M USD ($)
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	$ 1,105

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27.04% of the average value of its portfolio.

Portfolio Turnover, Rate	27.04%
BNY Mellon Asset Allocation Fund | Class M
Prospectus [Line Items]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	"Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies (underlying funds). These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
BNY Mellon Asset Allocation Fund | Investor
Prospectus [Line Items]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	"Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies (underlying funds). These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.